Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	May. 06, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment, Net (Textual)
Depreciation expense		$ 142	$ 163	$ 171
Lease term	5 years
Lease renewal term	5 years
Consideration from leaseback transaction	$ 337
Deferred capital capitalized	$ 143